OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) subsidiary	Dec. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER ASSETS
Prepayment to suppliers	$ 1,766	¥ 13,359	¥ 12,143
Silver products and raw silver	62	32	428
VAT refund receivable	1,712	7,694	11,769	¥ 43,220
Expense advance to employees	145	315	998
Prepayment for business acquisition		67,500
Receivables related to subsidiaries disposal	1,399	99,000	9,620
Receivables related to AFS short-term investments disposal		55,000
Staff loan	7,243	1,925	49,800
Deposit and others	10,312	66,456	70,890
Total	$ 22,639	¥ 311,281	¥ 155,648
Number of subsidiaries disposed | subsidiary	1	8